Significant Accounting and Reporting Policies (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 USD ($)	Mar. 31, 2011 Building [Member] USD ($)	Mar. 31, 2011 Building [Member] JPY (¥)	Mar. 31, 2011 Machinery and Equipment [Member]	Mar. 31, 2011 Software [Member]	Mar. 31, 2011 Goowill and Other Intangible Assets [Member]	Mar. 31, 2011 Cost of Sales [Member] USD ($)	Mar. 31, 2011 Cost of Sales [Member] JPY (¥)	Mar. 31, 2011 Selling General and Administrative Expense [Member] JPY (¥)	Mar. 31, 2011 Selling General and Administrative Expense [Member] USD ($)	Mar. 31, 2011 Manufacturing Facility [Member] JPY (¥)	Mar. 31, 2011 Manufacturing Facility [Member] USD ($)	Mar. 31, 2011 Land and Building [Member] JPY (¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types [Member] JPY (¥)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other Immaterial Business [Member] JPY (¥)
Exchange rate	exchange rate of ¥83 to US$1	exchange rate of ¥83 to US$1
Ownership percentage of affiliates by Ricoh, minimum	20.00%	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%	50.00%
Percentage of non-marketable securities owned by Ricoh	20.00%	20.00%
Percentage of depreciation expense related to foreign subsidiaries	35.00%	35.00%
Maintenance contracts term, maximum, years	5	5
Property, plant and equipment, useful life, minimum						5	5	2
Property, plant and equipment, useful life, maximum						50	50	12
Future minimum lease payments	$ 28,566,000	¥ 2,371,000,000
Present value of future minimum lease payments	28,325,000	2,351,000,000
Intangibles, useful life, minimum, years									3	1
Intangibles, useful life, maximum, years									5	20
Impairment losses recognized	10,145,000	842,000,000		2,353,000,000		4,506,000	374,000,000				4,000,000	332,000,000	374,000,000	4,506,000	332,000,000	4,000,000	828,000,000	511,000,000	518,000,000	496,000,000
Goodwill and intangible asset impairment	$ 0		$ 0		$ 0